FINANCIAL INCOME (EXPENSE) , NET	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE) , NET
NOTE 10:-	FINANCIAL INCOME (EXPENSE) , NET
	Six months ended June 30,
	2024	2023
	(Unaudited)
Financial expenses:

Bank charges and other	$274	$277
Exchange rate expense, net	1,309	-
Total financial expenses	1,583	277

Financial income:

Exchange rate income, net	-	991
Interest income on deposits and money market funds	29,272	16,781
Total financial income	29,272	17,772

Financial income (expenses), net	$27,689	$17,495